Deferred income tax assets and liabilities (Summarized information of expiry dates of tax losses) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 10,504,590	¥ 9,581,856
Not later than one year [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,452,554	1,553,294
Later than one year and not later than two years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,420,522	1,520,528
Later than two years and not later than three years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,208,635	1,438,360
Later than three years and not later than four years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,472,090	2,359,946
Later than four years and not later than five years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 2,950,789	¥ 2,709,728